Goodwill (Details) - Schedule of Goodwill and Accumulated Impairment Losses - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Goodwill and Accumulated Impairment Losses [Abstract]
Gross	¥ 84,609	¥ 84,609
Accumulated impairment loss
Goodwill, net	¥ 84,609	¥ 84,609